Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes, additional disclosures
Unused state research and development credits which can be carried forward indefinitely	$ 17.5
California Enterprise Zone Tax Credits which can be carried forward indefinitely	4.6
Net deferred tax asset likely to be realized and for which no additional valuation allowance has been provided	340.0
Additional valuation allowance provided for, net deferred tax asset which is likely to be realized	47.5
Undistributed earnings from non-U.S. subsidiaries	976.7
Liability for unrecognized tax benefits, including potential interest and penalties, net of related tax benefit	52.6	$ 60.2
Unrecognized tax benefits that would be included in the effective tax rate if recognized	28.6
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at the beginning of the year	53.7	55.8
Gross increase in prior years' tax positions	3.3	7.2
Gross decrease in prior years' tax positions	(7.6)	(5.6)
Decrease due to settlement with tax authorities	(2.0)	(1.6)
Gross increase in current periods tax positions	2.2	3.8
Lapse of statute of limitations	(2.1)	(5.9)
Balance at the end of the year	47.5	53.7
Deferred tax assets:
Compensation and benefit accruals not currently deductible	65.5	74.7
Net operating loss carry forwards	69.3	58.1
Self insurance reserves	48.8	54.7
Research and experimentation and other tax credits	34.2	38.3
Pension liability	59.4	58.5
Accrued liabilities	63.7	56.1
Investments in joint ventures/non-controlled subsidiaries	20.7	13.9
State taxes	1.5	0.9
Other	4.0	4.2
Total deferred tax assets	367.1	359.4
Deferred tax liabilities:
Unearned revenue	(122.9)	(139.3)
Depreciation and amortization	(59.2)	(20.1)
Acquired intangible assets	(14.8)	(15.8)
Total deferred tax liabilities	(196.9)	(175.2)
Valuation allowance	(27.1)	(20.8)
Net deferred tax assets	143.1	163.4
Accrued penalties, excluding any related income tax benefits	2.9	2.7
Accrued interest, excluding any related income tax benefits	6.2	7.3
Tax-deductible goodwill	$ 251.6	$ 283.9
Maximum
Deferred tax liabilities:
Period of amortization of goodwill	15 years
State and Local Jurisdiction [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 230.6
Foreign Tax Authority [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 260.2